Average Annual Total Returns - Conductor Global Equity Value ETF		12 Months Ended	60 Months Ended	120 Months Ended	144 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
MSCI ACWI SMID Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.79%	9.01%	8.43%	6.89%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	22.34%	11.19%	11.72%	9.86%
Conductor Global Equity Value ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		22.27%	7.79%	7.00%	5.81%
Performance Inception Date		Dec. 27, 2013
Conductor Global Equity Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.62%	7.02%	6.25%	5.19%
Conductor Global Equity Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.79%	6.02%	5.51%	4.58%

[1]	The MSCI ACWI SMID Value Index captures mid and small cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 7,156 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[2]	The Predecessor Fund’s Class I shares commenced operations on December 27, 2013. The Predecessor Fund’s Class Y shares commenced operations on April 19, 2016. Date used to calculate performance since inception for the Fund and the indices is the commencement date of the Predecessor Fund’s Class I shares.
[3]	The MSCI All Country World (MSCI ACWI) Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 24 Emerging Markets countries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.